Cost of sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cost of sales [Abstract]
Cost of product sales		$ 25,854	$ 11,384	[1]	$ 3,588
Amortization of acquired intangibles (see Note 12)		42,966	11,457	[1]	0
Amortization of inventory fair value step-up (see Note 15)	[1]	27,617	7,473		0
Royalty expenses		22,592	8,419	[1]	2,678
Total cost of sales		$ 119,029	$ 38,733	[1]	$ 6,266

[1]	see Note 27